Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Revenues	$ 24,980				$ 10,188	$ 35,168
Operating expenses:
Research and development	121,106	68,596	365,910	50,000	415,910	537,016
General and administrative	148,775	135,007	588,914	176,643	847,846	996,621
Impairment of long-lived assets				919	919	919
Total operating expenses	269,881	203,603	954,824	227,562	1,264,675	1,534,556
Loss from operations	(244,901)	(203,603)	(954,824)	(227,562)	(1,254,487)	(1,499,388)
Other income
Interest expense	(396)					(396)
Interest income	6		749		749	755
Foreign currency exchange gain	256		3,958		3,958	4,214
Total other income	(134)		4,707		4,707	4,573
Net loss	(245,035)	(203,603)	(950,117)	(227,562)	(1,249,780)	(1,494,815)
Other Comprehensive loss:
Foreign currency translation gain	(2,511)	(302)	1,899		1,899	(612)
Total comprehensive loss	$ (247,546)	$ (203,905)	$ (948,218)	$ (227,562)	$ (1,247,881)	$ (1,495,427)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	378,033,149	378,033,149	377,921,835	797,038,934